DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Commodity Derivative Volumes [Abstract]
Schedule Of Commodity Derivative Volumes
NET ENERGY DERIVATIVE VOLUMES

	December 31,
Segment and Commodity	2014	2013
California Utilities:
SDG&E:
Natural gas	55 million MMBtu	43 million MMBtu	(1)
Congestion revenue rights	27 million MWh	33 million MWh	(2)
SoCalGas - natural gas	1 million MMBtu	2 million MMBtu

Energy-Related Businesses:
Sempra Natural Gas:
Electric power	―	1 million MWh
Natural gas	29 million MMBtu	15 million MMBtu
(1)	Million British thermal units
(2)	Megawatt hours

Schedule Of Notional Amounts Of Interest Rate Derivatives [Abstract]
Schedule Of Notional Amounts of Interest Rate Derivatives Table
INTEREST RATE DERIVATIVES
(Dollars in millions)
	December 31, 2014		December 31, 2013
	Notional debt	Maturities	Notional debt	Maturities
Sempra Energy Consolidated
Cash flow hedges(1)	$399	2015-2028	$413	2014-2028
Fair value hedges	300	2016	300	2016
SDG&E
Cash flow hedge(1)	325	2019	335	2019
(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Abstract]
Schedule Of Derivative Instruments on the Consolidated Balance Sheets
DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2014
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)		$10		$3	$(17)		$(109)
Commodity contracts not subject to rate recovery		25		―	―		―
Derivatives not designated as hedging instruments:
Interest rate instruments		8		27	(7)		(22)
Commodity contracts not subject to rate recovery		143		32	(135)		(29)
Associated offsetting commodity contracts		(129)		(27)	129		27
Associated offsetting cash collateral		(11)		―	―		―
Commodity contracts subject to rate recovery		36		76	(36)		(20)
Associated offsetting commodity contracts		(3)		(1)	3		1
Associated offsetting cash collateral		―		―	23		13
Net amounts presented on the balance sheet		79		110	(40)		(139)
Additional cash collateral for commodity contracts
subject to rate recovery		14		―	―		―
Total(4)		$93		$110	$(40)		$(139)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(16)		$(31)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		32		76	(32)		(20)
Associated offsetting commodity contracts		―		(1)	―		1
Associated offsetting cash collateral		―		―	23		13
Net amounts presented on the balance sheet		32		75	(25)		(37)
Additional cash collateral for commodity contracts
subject to rate recovery		12		―	―		―
Total(4)		$44		$75	$(25)		$(37)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		$4	$	―	$(4)	$	―
Associated offsetting commodity contracts		(3)		―	3		―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
subject to rate recovery		2		―	―		―
Total		$3	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
(4)	Normal purchase contracts previously measured at fair value are excluded.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2013
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)		$14		$12	$(18)		$(75)
Derivatives not designated as hedging instruments:
Interest rate instruments		8		22	(7)		(17)
Commodity contracts not subject to rate recovery		47		7	(51)		(5)
Associated offsetting commodity contracts		(43)		(5)	43		5
Associated offsetting cash collateral		―		―	1		―
Commodity contracts subject to rate recovery		35		72	(10)		(8)
Associated offsetting commodity contracts		(3)		(2)	3		2
Net amounts presented on the balance sheet		58		106	(39)		(98)
Additional cash collateral for commodity contracts
not subject to rate recovery		17		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		31		―	―		―
Total(4)		$106		$106	$(39)		$(98)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(16)		$(39)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		34		72	(9)		(8)
Associated offsetting commodity contracts		(3)		(2)	3		2
Net amounts presented on the balance sheet		31		70	(22)		(45)
Additional cash collateral for commodity contracts
not subject to rate recovery		1		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		29		―	―		―
Total(4)		$61		$70	$(22)		$(45)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		$1	$	―	$(1)	$	―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
not subject to rate recovery		2		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		2		―	―		―
Total		$5	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
(4)	Normal purchase contracts previously measured at fair value are excluded.

Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance [Abstract]
Schedule Of Fair Value Hedge Impact on the Consolidated Statements of Operations
FAIR VALUE HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
			Gain (loss) on derivatives recognized in earnings
			Years ended December 31,
		Location	2014	2013	2012
Sempra Energy Consolidated:
	Interest rate instruments	Interest Expense	$8	$8	$6
	Interest rate instruments	Other Income, Net	(3)	(7)	3
	Total(1)		$5	$1	$9
(1)	There were gains of $9 million from hedge ineffectiveness in 2014. All other changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt and recorded in Other Income, Net. There was no hedge ineffectiveness in 2013 and 2012.

Schedule Of Cash Flow Hedges Impact On Statements Of Operations [Abstract]
Schedule Of Cash Flow Hedge Impact on the Consolidated Statements Of Operations
CASH FLOW HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Pretax gain (loss)							Gain (loss) reclassified
		recognized in OCI							from AOCI into earnings
		(effective portion)							(effective portion)
		Years ended December 31,							Years ended December 31,
			2014		2013		2012	Location	2014	2013	2012
Sempra Energy Consolidated:
	Interest rate and foreign
	exchange instruments(1)		$(24)		$1		$(22)	Interest Expense	$(21)	$(11)	$(9)
								Gain on Sale of Equity
	Interest rate instruments		3		―		―	Interests and Assets	3	―	―
								Equity Earnings (Losses),
	Interest rate instruments		(127)		15		(10)	Before Income Tax	(10)	(10)	(6)
	Commodity contracts not							Revenues: Energy-Related
	subject to rate recovery		19		(4)		(1)	Businesses	8	1	―
	Total(2)		$(129)		$12		$(33)		$(20)	$(20)	$(15)
SDG&E:
	Interest rate instruments(1)(3)		$(9)		$8		$(16)	Interest Expense	$(11)	$(9)	$(5)
SoCalGas:
	Interest rate instrument(3)	$	―	$	―	$	―	Interest Expense	$(1)	$(1)	$(2)
(1)	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE.
(2)	There was $1 million, $1 million and $2 million of hedge ineffectiveness related to these cash flow hedges in 2014, 2013 and 2012, respectively.
(3)	There was negligible hedge ineffectiveness related to these cash flow hedges at SDG&E and SoCalGas in 2014, 2013 and 2012.

Schedule Of Undesignated Derivative Instruments Impact On Statements Of Operations [Abstract]
Schedule Of Undesignated Derivative Impact on the Consolidated Statements of Operations
UNDESIGNATED DERIVATIVE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2014	2013		2012
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments	Other Income, Net	$(24)		$17		$10
Foreign exchange instruments	Equity Earnings, Net of Income Tax	(5)		(4)		―
Commodity contracts not subject	Revenues: Energy-Related
to rate recovery	Businesses	17		(1)		7
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power	3		―		―
Commodity contracts not subject
to rate recovery	Operation and Maintenance	(4)		1		1
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(10)		53		69
Commodity contracts subject
to rate recovery	Cost of Natural Gas	―		―		(2)
Total		$(23)		$66		$85
SDG&E:
Commodity contracts not subject
to rate recovery	Operation and Maintenance	$(1)	$	―	$	―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(10)		53		69
Total		$(11)		$53		$69
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance	$(2)		$1		$1
Commodity contracts subject
to rate recovery	Cost of Natural Gas	―		―		(2)
Total		$(2)		$1		$(1)